Retirement Benefits (Fair Value of Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 272	$ 284	$ 312
Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	598	600
Cash and Cash Equivalents [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9	10
Cash and Cash Equivalents [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	25	12
Mutual Fund [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	138	130
Mutual Fund [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	110	368
Fixed Income Securities [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	125	144
Fixed Income Securities [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	463	220
Level 1 [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	147	122
Level 1 [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	25	12
Level 1 [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9	10
Level 1 [Member] | Cash and Cash Equivalents [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	25	12
Level 1 [Member] | Mutual Fund [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	138	112
Level 1 [Member] | Mutual Fund [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 1 [Member] | Fixed Income Securities [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 1 [Member] | Fixed Income Securities [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 2 [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	125	162
Level 2 [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	573	501
Level 2 [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 2 [Member] | Cash and Cash Equivalents [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 2 [Member] | Mutual Fund [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	18
Level 2 [Member] | Mutual Fund [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	110	281
Level 2 [Member] | Fixed Income Securities [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	125	144
Level 2 [Member] | Fixed Income Securities [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	463	220
Level 3 [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	87
Level 3 [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 [Member] | Cash and Cash Equivalents [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 [Member] | Mutual Fund [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 [Member] | Mutual Fund [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	87
Level 3 [Member] | Fixed Income Securities [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 [Member] | Fixed Income Securities [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ 0